Exhibit 99.3 Schedule 5

Loan Level Tape Compare Upload
Loans in Report	9

Marketing ID	Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Full Diligence ID
92	xxx	xxx	Product Type	Redwood Aspire Expanded DSCR 40 YR	30 Yr Fixed	xxx
103	xxx	xxx	Original Term	30	360	xxx
112	xxx	xxx	Property Type	SFR	2 Family	xxx
128	xxx	xxx	Borrower 1 Last Name	xx	xx	xxx
129	xxx	xxx	Debt to Income Ratio (Back)	36.0780	31.1144	xxx
140	xxx	xxx	Property Type	5+ Units	SFR	xxx
144	xxx	xxx	Debt to Income Ratio (Back)	1336.6820	0	xxx
144	xxx	xxx	Original Term	30	360	xxx

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